Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Liabilities Measured at Fair Value On a Recurring Basis

The following tables summarize our liabilities measured at fair value on a recurring basis as of December 31, 2016:

	Balance at December 31, 2016	Level 1 Quoted prices in active markets for identical assets	Level 2 Significant other observable inputs	Level 3 Significant unobservable inputs
Liabilities:
Fair value liability for price adjustable warrants	$141,723	$-	$-	$141,723
Total liabilities at fair value	$141,723	$-	$-	$141,723

Schedule of Fair Value Liability of Price Adjustable Warrants Determined by Level 3

The following presents activity of the fair value liability of price adjustable warrants determined by Level 3 inputs for the years ended December 31, 2016 and 2015:

Fair value liability for price adjustable warrants
Balance at December 31, 2014	$-
Fair value of warrants issued	-
Exercise of warrants	-
Change in fair value included in consolidated statement of operations	-
Balance at December 31, 2015	-
Fair value of warrants issued	-
Fair value of warrants assumed in reverse merger	66,623
Change in fair value included in consolidated statement of operations	75,100
Balance at December 31, 2016	$141,723

Schedule of Anti-dilutive Securities

The following number of shares have been excluded from diluted net income (loss) since such inclusion would be anti-dilutive:

	Year Ended December 31,
	2016	2015
Stock options outstanding	1,688,106	-
Warrants	24,466,783	117,720
Convertible Notes Payable	892,857	-
Total	27,047,746	117,720